PROVISIONS AND CONTINGENT LIABILITIES (Details Textual ) $ in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2018 USD ($)	Aug. 31, 2018 USD ($)	Sep. 28, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)
Disclosure Of Capital [Line Items]
Value of damages sought by the plaintiff				$ 5,000,000,000
Other provisions					$ 168,033		$ 183,794	$ 208,561
HSBC Bank [Member]
Disclosure Of Capital [Line Items]
Share of the company in amount received through irregular means				287
Promotara Terramar [Member]
Disclosure Of Capital [Line Items]
Amount received through irregular means by other entity				299
Municipality of chia [Member] | Bancolombia [Member]
Disclosure Of Capital [Line Items]
Value of damages sought by the plaintiff			$ 5,846	1,126
Melenao Mora and Said Diaz [Member] | Banistmo [Member]
Disclosure Of Capital [Line Items]
Value of damages sought by the plaintiff				20,000
Deniss Rafael Perez Perozo and others [Member] | Banistmo [Member]
Disclosure Of Capital [Line Items]
Value of damages sought by the plaintiff				5,252
Corporacion de Alimentos S.A. de CV [Member] | Banco Agromercantil [Member]
Disclosure Of Capital [Line Items]
Value of damages sought by the plaintiff				6,454
North Shore Development Company [Member] | BAM And Mercom Bank [Member]
Disclosure Of Capital [Line Items]
Value of damages sought by the plaintiff		$ 21,175
Superintendence Of Tax Administration [Member] | Banco Agromercantil [Member]
Disclosure Of Capital [Line Items]
Value of damages sought by the plaintiff	$ 6,752
Tax Authority [Member] | Banagricola S.A. [Member]
Disclosure Of Capital [Line Items]
Value of damages sought by the plaintiff	$ 11,116
Colombia Direccion De Impuestos Y Aduanas [Member] | Bancolombia [Member]
Disclosure Of Capital [Line Items]
Value of damages sought by the plaintiff				$ 6,101
Other provisions						$ 1,127